Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill Allocated to Operating Segment

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,459	—	(1,359)	—	26,100
Nidec Copal	17,148	—	(686)	—	16,462
Nidec Tosok	1,107	—	—	—	1,107
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525

The changes in the carrying amount of goodwill for the year ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Balance as of April 1, 2012	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2013
Goodwill:
Nidec Electronics (Thailand)	¥6,109	¥—	¥—	¥885	¥6,994
Nidec (Zhejiang)	912	—	—	132	1,044
Nidec Sankyo	26,100	1,597	—	(75)	27,622
Nidec Copal	16,462	—	—	—	16,462
Nidec Tosok	1,107	—	—	(69)	1,038
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	34,021	—	9,003	55,008
Nidec Motors & Actuators	4,737	870	—	586	6,193
All Others	4,504	4,785	—	633	9,922

	¥80,525	¥41,273	¥—	¥11,095	¥132,893

Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2012		2013
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Proprietary technology	¥1,690	¥870	¥9,831	¥1,454
Customer relationships	16,114	3,150	42,684	5,801
Software	10,879	5,242	13,830	6,878
Other	4,095	1,946	5,725	1,925

Total	¥32,778	¥11,208	¥72,070	¥16,058

Schedule of Expected Amortization Expense

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2014	¥5,733
2015	5,408
2016	5,174
2017	4,765
2018	4,314

Goodwill by Reportable Segment

The carrying amounts of goodwill by operating reportable segment as of March 31, 2012 and 2013 are as follows.

	Yen in millions
	March 31,
	2012	2013
Nidec Electronics (Thailand)	¥6,109	¥6,994
Nidec (Zhejiang)	912	1,044
Nidec Sankyo	26,100	27,622
Nidec Copal	16,462	16,462
Nidec Tosok	1,107	1,038
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	55,008
Nidec Motors & Actuators	4,737	6,193
All Others	4,504	9,922

	¥80,525	¥132,893

Series of Individually Immaterial Business Acquisitions
Goodwill Allocated to Operating Segment

Allocated Operating Segment	Amount of Goodwill
Nidec Sankyo	1,597
Nidec Motor	34,021
Nidec Motors & Actuators	870
All Others	4,785

Total	41,273